Revenue from contracts with customer - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets
Contract assets, beginning balance	€ 131.9	€ 164.6
Transferred from contract assets to accounts receivables	(402.0)	(393.4)
Revenue recognized during the year ending in contract assets	135.1	116.5
Transfer between contract assets and liabilities	375.1	244.2
Contract assets, ending balance	240.1	131.9
Change in Contract with Customer, Liability [Abstract]
Contract Liabilities, Balance at beginning of the year	17,750.9	11,160.9
Revenue recognized that was included in contract liabilities	(11,106.1)	(6,326.6)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	(24.9)	(118.0)
Remaining performance obligations for which considerations have been received, or for which we have an unconditional right to consideration	9,416.3	12,790.4
Transfer between contract assets and liabilities	375.1	244.2
Other	(144.8)
Contract Liabilities, Balance at end of the year	€ 16,266.5	€ 17,750.9